Property, plant and equipment - Summary of right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	$ 1,178	$ 1,003
Adjustment on currency translation	(61)	15
Additions	570	516
Depreciation for the year	(478)	(393)
Net impairment reversal/(charges)	5	(8)
Disposals	0	(1)
Transfers and other movements	14	46
Net book value, end of period	1,228	1,178
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	543	515
Adjustment on currency translation	(37)	11
Additions	150	96
Depreciation for the year	(125)	(88)
Net impairment reversal/(charges)	0	(1)
Disposals	0	0
Transfers and other movements	(7)	10
Net book value, end of period	524	543
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	635	488
Adjustment on currency translation	(24)	4
Additions	420	420
Depreciation for the year	(353)	(305)
Net impairment reversal/(charges)	5	(7)
Disposals	0	(1)
Transfers and other movements	21	36
Net book value, end of period	$ 704	$ 635